UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

       /s/ Robert Cassel            Columbia, MD              04-25-2011
       -----------------            -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          199

Form 13F Information Table Value Total:  $   198,434
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------   ----------   --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                           VALUE    SHRS OR   SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -------   ----  ----  ----------   --------  ----  ------  -----
Apple Computer Inc              Equities       037833100      361      1,037  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aegon NV 6.50% Tr Pfd           Equities       007924400    1,606     70,625  SH    N/A   Yes          N/A       Yes   N/A     N/A
AES TR III 6.75% Tr Pfd Conv    Equities       00808N202       10        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Amgen                           Equities       031162100    1,943     36,355  SH    N/A   Yes          N/A       Yes   N/A     N/A
Australia & New Zealand Bkg Gr  Equities       052528304       37      1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
America Online Inc              Equities       02364J104        0          6  SH    N/A   Yes          N/A       Yes   N/A     N/A
Apache Corp.                    Equities       037411105       95        725  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ares Capital Corp               Equities       04010L103    1,787    105,432  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Scientific Resources   Equities       029441201        0      1,085  SH    N/A   Yes          N/A       Yes   N/A     N/A
Avon Products, Inc.             Equities       054303102        3        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Express Co             Equities       025816109       11        250  SH    N/A   Yes          N/A       Yes   N/A     N/A
AstraZeneca PLC                 Equities       046353108        8        164  SH    N/A   Yes          N/A       Yes   N/A     N/A
Boeing                          Equities       097023105        6         76  SH    N/A   Yes          N/A       Yes   N/A     N/A
BankAmerica Corp                Equities       060505104      579     43,419  SH    N/A   Yes          N/A       Yes   N/A     N/A
BAC Capital Trust II Prf Calla  Equities       055188205       15        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bayer AG                        Equities       072730302      990     12,740  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Bk Plc Pfd 6.625% Ser  Equities       06739F390       10        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclay's PCL 7.1% Pfd          Equities       06739H776    2,844    112,750  SH    N/A   Yes          N/A       Yes   N/A     N/A
BHP Billiton Ltd. ADR           Equities       088606108       58        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of New York                Equities       064058100       19        636  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp Non-Cum P  Equities       060505559       16        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bristol Meyers                  Equities       110122108    3,250    122,980  SH    N/A   Yes          N/A       Yes   N/A     N/A
Buckeye Ptnrs LP                Equities       118230101    3,560     56,022  SH    N/A   Yes          N/A       Yes   N/A     N/A
Berkshire Hathaway CL B         Equities       084670207      121      1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Short Term Bond Fund   Equities       921937827      597      7,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Citigroup                       Equities       172967101        1        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cheesecake Factory INC          Equities       163072101       45      1,486  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cal-Maine Foods, Inc            Equities       128030202    3,770    127,780  SH    N/A   Yes          N/A       Yes   N/A     N/A
Caterpillar Inc                 Equities       149123101    1,811     16,265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Constellation Energy            Equities       210371100       31      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chesapeake Energy Corp          Equities       165167107      119      3,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Colgate Palmolive Co            Equities       194162103    3,315     41,050  SH    N/A   Yes          N/A       Yes   N/A     N/A
Clorox Company                  Equities       189054109       35        500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Comcast Corp-CL A               Equities       20030N101        0          4  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Collins Inc            Equities       774341101       20        304  SH    N/A   Yes          N/A       Yes   N/A     N/A
ConocoPhillips                  Equities       20825C104    4,810     60,230  SH    N/A   Yes          N/A       Yes   N/A     N/A
Campbell Soup Co.               Equities       134429109    1,577     47,639  SH    N/A   Yes          N/A       Yes   N/A     N/A
Copart, Inc.                    Equities       217204106    3,306     76,300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cisco Systems                   Equities       17275R102    2,172    126,658  SH    N/A   Yes          N/A       Yes   N/A     N/A
CoStar Group Inc                Equities       22160N109       19        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Canadian Solar Inc              Equities       136635109      336     29,780  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chevron Texaco Corp             Equities       166764100      144      1,340  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dominion Res Inc VA             Equities       25746U109    4,412     98,706  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dupont E I DE Nemours & CO $4.  Equities       263534307        2         20  SH    N/A   Yes          N/A       Yes   N/A     N/A
DEI Holdings Inc                Equities       23319E107        2      1,035  SH    N/A   Yes          N/A       Yes   N/A     N/A
Diamonds Tr Ser. I              Equities       252787106        6         50  SH    N/A   Yes          N/A       Yes   N/A     N/A
Digital Realty Tr.,Inc          Equities       253868103      550      9,455  SH    N/A   Yes          N/A       Yes   N/A     N/A
DirecTV Group Inc               Equities       25459L106        9        195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Duke Energy                     Equities       26441C105       10        553  SH    N/A   Yes          N/A       Yes   N/A     N/A
Devon Energy Corp               Equities       25179M103      116      1,260  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Tr Dow Jones Sel Divid  Equities       464287168    1,335     25,611  SH    N/A   Yes          N/A       Yes   N/A     N/A
Deutsche Bk Cont 6.55% Pfd      Equities       25153X208    3,230    130,995  SH    N/A   Yes          N/A       Yes   N/A     N/A
Consolidated Edison             Equities       209115104       30        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Efotoxpress Inc                 Equities       28224W100        0      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
E Spire Communications Inc      Equities       269153102        0      5,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Express Scripts Cl A            Equities       302182100    1,788     32,155  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corporate Executive Brd         Equities       21988R102      818     20,255  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exelon Corp                     Equities       30161N101    3,544     85,930  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ford                            Equities       345370860       36      2,400  SH    N/A   Yes          N/A       Yes   N/A     N/A
AberdeenAsia PacificPrime       Equities       003009107    7,391  1,066,590  SH    N/A   Yes          N/A       Yes   N/A     N/A
Freeport-McMoRan Copper & Gold  Equities       35671D857      103      1,850  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fluor Corp. New                 Equities       343412102    4,748     64,460  SH    N/A   Yes          N/A       Yes   N/A     N/A
Frederick Brewing Co Non-Trans  Equities       355673203        0         10  SH    N/A   Yes          N/A       Yes   N/A     N/A
Frontier Communications Corp    Equities       35906A108        1         95  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cedar Fair LP                   Equities       150185106       19      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Giant Interactive Group ADR     Equities       374511103       11      1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Glacier Bancorp Inc Com         Equities       37637Q105       14        937  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Dynamics                Equities       369550108    3,651     47,690  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Electric                Equities       369604103       24      1,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Elec Cap Corp Com       Equities       369622477       25      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corning Inc                     Equities       219350105       10        501  SH    N/A   Yes          N/A       Yes   N/A     N/A
Gentex Corp Com                 Equities       371901109    2,101     69,455  SH    N/A   Yes          N/A       Yes   N/A     N/A
Google, Inc. CL A               Equities       38259P508       67        115  SH    N/A   Yes          N/A       Yes   N/A     N/A
Huntington Ingalls Inds Inc Co  Equities       446413106      304      7,317  SH    N/A   Yes          N/A       Yes   N/A     N/A
Heinz HJ Co                     Equities       423074103    4,150     84,996  SH    N/A   Yes          N/A       Yes   N/A     N/A
H & R Block                     Equities       093671105        0          8  SH    N/A   Yes          N/A       Yes   N/A     N/A
Harris Corporation              Equities       413875105    1,347     27,157  SH    N/A   Yes          N/A       Yes   N/A     N/A
Int'l. Business Machines        Equities       459200101      468      2,870  SH    N/A   Yes          N/A       Yes   N/A     N/A
ING Groep 7.375% NV Pfd         Equities       456837707      824     34,280  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Health Services      Equities       45812C106        0      5,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp 6.5%       Equities       060505401       10        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Insituform Tech                 Equities       457667103    2,363     88,345  SH    N/A   Yes          N/A       Yes   N/A     N/A
Intel Corp                      Equities       458140100    2,548    126,284  SH    N/A   Yes          N/A       Yes   N/A     N/A
Itron                           Equities       465741106    3,404     60,310  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson Controls, Inc.          Equities       478366107    3,797     91,340  SH    N/A   Yes          N/A       Yes   N/A     N/A
Jacobs Engineering Group Inc    Equities       469814107    1,481     28,805  SH    N/A   Yes          N/A       Yes   N/A     N/A
John Hancock Investors Trust    Equities       410142103       22      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson & Johnson               Equities       478160104       15        260  SH    N/A   Yes          N/A       Yes   N/A     N/A
JP Morgan                       Equities       46625H100      112      2,436  SH    N/A   Yes          N/A       Yes   N/A     N/A
JPMorgan Cap Tr 7% Pfd          Equities       46623D200       25      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kinder Morgan Energy Prtnrs     Equities       494550106       52        700  SH    N/A   Yes          N/A       Yes   N/A     N/A
Coca-Cola                       Equities       191216100       43        650  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kohl's Corp                     Equities       500255104    2,590     48,827  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lab Corp of America             Equities       50540R409    2,185     23,715  SH    N/A   Yes          N/A       Yes   N/A     N/A
Liz Claiborne, Inc              Equities       539320101       11      2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lockheed Martin Corp            Equities       539830109       14        169  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lowes Companies Inc             Equities       548661107       11        405  SH    N/A   Yes          N/A       Yes   N/A     N/A
Level 3 Comm. INC               Equities       52729N100        0         42  SH    N/A   Yes          N/A       Yes   N/A     N/A
Live Nation                     Equities       538034109        3        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Main Stree Capital Corp.        Equities       56035L104        6        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
McDonald's                      Equities       580135101       43        571  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allscripts Hlthcare Sol         Equities       01988P108    3,087    147,088  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medtronic Inc.                  Equities       585055106       12        310  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick                       Equities       579780206    3,873     80,973  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick & Co Inc Voting       Equities       579780107       17        350  SH    N/A   Yes          N/A       Yes   N/A     N/A
3M Company                      Equities       88579Y101    3,309     35,387  SH    N/A   Yes          N/A       Yes   N/A     N/A
Altria Group Inc.               Equities       02209S103        3        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Merck & Co Inc                  Equities       589331107       13        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Marathon Oil                    Equities       565849106    5,940    111,415  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microsoft                       Equities       594918104       28      1,120  SH    N/A   Yes          N/A       Yes   N/A     N/A
Martha Stewart Liv Cl A         Equities       573083102        0         30  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Bank Corp.                  Equities       55261F104       65        729  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Cap Trust IV Pfd 8.5% Call  Equities       55292C203       21        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microvision                     Equities       594960106        1      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Mylan Labs                      Equities       628530107    2,387    105,345  SH    N/A   Yes          N/A       Yes   N/A     N/A
N C R Corp                      Equities       62886E108        0          2  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nextera Energy Inc              Equities       65339F101       22        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
NII Holdings, Inc.              Equities       62913F201    2,755     66,120  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northrop Grumman Corp           Equities       666807102    2,753     43,904  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nestle                          Equities       641069406       11        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northern Trust Co               Equities       665859104    2,257     44,480  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nvidia Corp                     Equities       67066G104        2        120  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northgate Minerals Corp Com     Equities       666416102        1        500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Olin Corp.                      Equities       680665205    2,893    126,225  SH    N/A   Yes          N/A       Yes   N/A     N/A
Old Nat'l Bank Corp Ind Co      Equities       680033107       43      4,057  SH    N/A   Yes          N/A       Yes   N/A     N/A
Oracle Corporation              Equities       68389X105       34      1,025  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plains All Amer Pipeline LP     Equities       726503105    4,792     75,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plum Creek Timber Co            Equities       729251108       44      1,010  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pepsico Incorporated            Equities       713448108    4,359     67,668  SH    N/A   Yes          N/A       Yes   N/A     N/A
Proctor & Gamble                Equities       742718109      146      2,370  SH    N/A   Yes          N/A       Yes   N/A     N/A
ProLogis                        Equities       743410102       11        675  SH    N/A   Yes          N/A       Yes   N/A     N/A
Philip Morris                   Equities       718172109        7        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
PNC Bank Corp                   Equities       693475105       63      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Quantum Fuel Systems Tech Co    Equities       74765E109        0         40  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cohen & Steers REIT & PIF       Equities       19247X100      144      9,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Automation Inc.        Equities       773903109    4,521     47,766  SH    N/A   Yes          N/A       Yes   N/A     N/A
Range Resources Corp Com        Equities       75281A109       47        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rayonier Inc.                   Equities       754907103    3,794     60,885  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sirius Satellite Radio          Equities       82967N108        4      2,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Schlumberger Ltd                Equities       806857108        4         45  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suburban Propane                Equities       864482104        6        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
S & P Depository Recpts         Equities       78462F103       57        427  SH    N/A   Yes          N/A       Yes   N/A     N/A
St. Jude Medical, Inc.          Equities       790849103    2,810     54,820  SH    N/A   Yes          N/A       Yes   N/A     N/A
State Street Boston             Equities       857477103    3,921     87,260  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suncor Energy Inc.              Equities       867229106       45      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Stryker Corp                    Equities       863667101    3,738     61,475  SH    N/A   Yes          N/A       Yes   N/A     N/A
Symantec Corp                   Equities       871503108    2,067    111,515  SH    N/A   Yes          N/A       Yes   N/A     N/A
Teradata Corp                   Equities       88076W103        0          2  SH    N/A   Yes          N/A       Yes   N/A     N/A
Target Corp                     Equities       87612E106       35        700  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tower Bankcorp Inc.             Equities       891709107       14        619  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tomotherapy Inc.                Equities       890088107        5      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Time Warner Cable Inc Com       Equities       88732J108        1         16  SH    N/A   Yes          N/A       Yes   N/A     N/A
Time Warner Inc.                Equities       887317303        2         66  SH    N/A   Yes          N/A       Yes   N/A     N/A
Texas Instruments               Equities       882508104    4,088    118,280  SH    N/A   Yes          N/A       Yes   N/A     N/A
Union Pacific                   Equities       907818108       26        264  SH    N/A   Yes          N/A       Yes   N/A     N/A
United Technologies Corp        Equities       913017109    2,775     32,781  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vodafone Group PLC ADS          Equities       92857W209        5        175  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verizon Communications          Equities       92343V104       77      2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Websense Inc.                   Equities       947684106    2,619    114,040  SH    N/A   Yes          N/A       Yes   N/A     N/A
Washington Real Estate          Equities       939653101        8        265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Xcorporeal, Inc.                Equities       98400P104        0          2  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exxon Mobil Corp                Equities       30231G102    1,072     12,739  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays Aggregate Bon  ETF            464287226    2,494     23,725  SH    N/A   Yes          N/A       Yes   N/A     N/A
Blackrock Ltd Duration Inc Clo  ETF            09249W101       26      1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares 1-3 yr. Credit ETF      ETF            464288646    6,344     60,745  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares MSCI EAFE Idx ETF       ETF            464287465    2,358     39,245  SH    N/A   Yes          N/A       Yes   N/A     N/A
Gugggenheim Canadian Energy In  ETF            18383Q606        9        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Canada Indx Fd ETF        ETF            464286509       12        350  SH    N/A   Yes          N/A       Yes   N/A     N/A
SPDR Gold Shares ETF            ETF            78463V107      147      1,050  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Chn &Steers Rlty ETF      ETF            464287564      202      2,875  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Euro 350 Index Fd       ETF            464287861       74      1,765  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 Idx ETF     ETF            464287804       31        425  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 VL ETF      ETF            464287879        8        110  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russell 100 Val ETF       ETF            464287598       29        425  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rssl 2000 Idx Fd ETF      ETF            464287655       10        118  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishrs Rusll 2000 SmCap Gr Idx   ETF            464287648      157      1,649  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russ MidCap Idx ETF       ETF            464287499      518      4,755  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rusl MidCp VL Idx ETF     ETF            464287473      195      4,050  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs iBoxx Corp Bd ETF         ETF            464287242    1,597     14,760  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays MBS Bond Fund  ETF            464288588       90        858  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medis Technologies Ltd          ETF            58500P107        0        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
S&P Mid Cap 400 ETF             ETF            595635103      473      2,633  SH    N/A   Yes          N/A       Yes   N/A     N/A
Market Vectors Prerefunded Mun  ETF            57060U738      672     27,240  SH    N/A   Yes          N/A       Yes   N/A     N/A
NASDAQ 100 Tr ETF               ETF            631100104      883     15,380  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares 1-3 yr Treasury Index   ETF            464287457       34        405  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Lehman TIPS             ETF            464287176      507      4,645  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Lehman 20YR Trsy ETF      ETF            464287432       13        140  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vgd Sm Cap Value ETF            ETF            922908611      494      6,913  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Financials Index       ETF            92204A405       52      1,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Mid Cap ETF            ETF            922908629      222      2,752  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Telecommunications Se  ETF            92204A884       44        645  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Val Vipers ETF         ETF            922908744    3,176     55,991  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Lg Cap ETF             ETF            922908637    2,552     41,997  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vng'd Emerg Mkts Stk ETF        ETF            922042858    4,182     85,440  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Materials Select Sec  ETF            81369Y100       24        612  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sector Spdr Trust Energy ETF    ETF            81369Y506       62        777  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Industrial Select In  ETF            81369Y704       60      1,586  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Consumer Staples Ind  ETF            81369Y308       70      2,348  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX Hlthcare Selct ETF         ETF            81369Y209      456     13,775  SH    N/A   Yes          N/A       Yes   N/A     N/A